PENSIONS AND OTHER POST-EMPLOYMENT BENEFIT OBLIGATIONS - Narrative (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Gain (loss) recognized due to change in benefits	€ 2	€ 2	€ 2	€ 2
Other Benefits
Disclosure of defined benefit plans [line items]
Gain (loss) recognized due to change in benefits	€ 2	€ 2	€ 2	€ 2	€ 2	€ 3	€ (36)